Loan Receivable	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Loan Receivable
5.	LOAN RECEIVABLE

In 2019, the Group entered into loan agreements amounted to USD27,468 (equivalent to RMB191,230) with American Hebrew Academy, Inc. (“AHA”), a non-for-profit corporation. The annual interest rate was 18.0% and the term of the loan was 12 months. The loan is secured by AHA’s real estate property located in North Carolina, the United States.